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SUPPLEMENT DATED JANUARY 6, 2003 TO THE PROSPECTUS DATED MAY 1, 2002 FOR:

        o   EQ ADVISORS TRUST
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This Supplement updates certain information in the Prospectus dated May 1, 2002 of EQ Advisors Trust ("Trust") regarding certain Portfolios of the Trust. You may obtain a copy of the Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104.

            INFORMATION REGARDING EQ/J.P. MORGAN CORE BOND PORTFOLIO

The information below updates information regarding the EQ/J.P. Morgan Core Bond Portfolio and should replace, in its entirety, the second paragraph of the section entitled "Who Manages the Portfolio":

     Investment decisions for the Portfolio are made by Paul Zemsky, head of the U.S. Fixed Income macro team of J.P. Morgan Investment Management, Inc. ("JPMIM"), who joined JPMIM in 1985; and Mark Settles, a Vice President and portfolio manager in the U.S. Fixed Income Group of JPMIM who is responsible for central bank and global fixed income clients and who joined JPMIM in 1994.

          INFORMATION REGARDING EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

The information below updates information regarding the EQ/International Equity Index Portfolio ("International Index Portfolio") and should replace, in its entirety, the section entitled "Who Manages the Portfolio":

     Effective January 2, 2003, Alliance Capital Management L.P. ("Alliance Capital"), 1345 Avenue of the Americas, New York, New York 10105 became the Adviser to the International Index Portfolio. Alliance Capital manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax exempt organizations.

             INFORMATION REGARDING EQ/SMALL COMPANY INDEX PORTFOLIO

The information below updates information regarding the EQ/Small Company Index Portfolio ("Small Company Index Portfolio") and should replace, in its entirety, the section entitled "Who Manages the Portfolio":

     Effective January 2, 2003, Alliance Capital Management L.P. ("Alliance Capital"), 1345 Avenue of the Americas, New York, New York 10105 became the Adviser to the Small Company Index Portfolio. Alliance Capital manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax exempt organizations.











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SUPPLEMENT DATED JANUARY 6, 2003 TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2002 FOR:

        o   EQ ADVISORS TRUST
--------------------------------------------------------------------------------

This Supplement updates certain information in the Statement of Additional Information dated May 1, 2002 of EQ Advisors Trust ("Trust") regarding certain Portfolios of the Trust. You may obtain a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104.


The reference to "Deutsche Asset Management, Inc. ("DAMI")" in the first paragraph on page 43 under the heading "The Manager" is deleted. The sixth sentence of the second paragraph on page 43 under the heading "The Manager" is deleted. The seventh sentence in the first paragraph on page 50 under the heading "The Advisers" is replaced in its entirety with the following:

     The Manager has entered into an Interim Advisory Agreement on behalf of the EQ/Small Company Index Portfolio and the EQ/International Equity Index Portfolio with Alliance Capital Management L.P.

The ninth sentence in the second paragraph on page 68 under the heading "Brokerage Transactions with Affiliates" is deleted and the EQ/International Equity Portfolio and EQ/Small Company Index Portfolio are added to the list of Portfolios in the eleventh sentence of that paragraph.